Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 41,259	€ 33,934
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	46,584	41,815
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(5,325)	(7,881)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	30,146	28,919
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,854	3,877
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,030	1,105
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	355	347
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 7,199	€ 7,567